Trade and other payables	12 Months Ended
Dec. 31, 2018
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Trade and other payables

22. Trade and other payables

	Year ended December 31
	2017	2018
	(in £)
Trade payables	2,860,303	4,392,602
Social security and other taxes	144,348	160,719
Other payables	19,375	16,986

At December 31	3,024,026	4,570,307

Terms and conditions of the above financial liabilities:

•	trade payables are non-interest bearing and are normally settled on 30-day terms; and

•	other payables are non-interest bearing and have an average term of one month.